Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Line Items]
Schedule of Income/(Loss) Before Income Tax Expense

Income/(loss) before income tax expense is attributable to the following geographic locations:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Hong Kong	$(1,409,614)	$(3,944,692)	$(1,297,897)
Singapore	111,972	(252,611)	(2,956,296)
Other jurisdictions	(78,788)	39,566	(86,782)
Loss before income tax expense	$(1,376,430)	(4,157,737)	(4,340,975)

Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
Net loss before tax	$(1,376,430)	100%	$(4,157,737)	100%	$(4,340,975)	100%
Hongkong statutory income tax rate	16.5%		16.5%		16.5%
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)	(227,110)	16.5%	(686,027)	16.5%	(716,261)	16.5%
Domestic tax effects
Non-taxable interest income	(13,907)	1.0%	(5,477)	0.1%	(1,071,774)	24.7%
Non-deductible expenses	—	0.0%	195	0.0%	98,704	(2.3)%
Change in valuation allowance	223,918	(16.3)%	702,123	(16.9)%	1,705,603	(39.3)%
Foreign tax effects
Cayman
-Statutory tax rate difference between Cayman and Hong Kong	16,128	(1.2)%	(9,191)	0.2%	(5,078)	0.1%
Other foreign jurisdictions	917	0.0%	(1,623)	0.1%	(11,185)	0.3%
Effective income tax expense	$—	—	$—	—	$—	—

Schedule of Income Taxes Paid

Income taxes paid by jurisdiction is as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Hong Kong	$—	$—	—
Singapore	—	—	—
Other jurisdictions	—	—	—
Total income taxes paid	$—	—	—

Schedule of Deferred Tax Assets and Liabilities	The following represents the tax effect of each major type of temporary difference.
	December 31, 2025	December 31, 2024
Deferred tax asset:
Net operating losses carryforwards	$15,365,786	$15,107,318
Depreciation and amortization	86,843	128,896
Impairment loss on assets	537,830	537,830
Total Deferred tax asset	15,990,459	15,774,044
Valuation allowance	(15,990,459)	(15,774,044)
Deferred tax asset, net of valuation allowance	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance as of January 1	$15,774,044	$17,407,156	15,705,088
Additions	223,918	702,123	1,705,603
Disposal	(7,503)	(2,335,235)	(3,535)
Balance as of December 31	$15,990,459	$15,774,044	17,407,156